Note 10 - Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Payment due by period
	Total	< 1 year	1 - 3 years
Contractual Obligations:
Rent obligations	$271,796	$153,615	$118,181
Total	$271,796	$153,615	$118,181